VAT AND OTHER TAXES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2022
VAT AND OTHER TAXES PAYABLE
Schedule of vat and other taxes payable

	June 30,	December 31,
	2022	2021
VAT payable	$26,119	$121,602
Surcharge and fees	2,752	14,524
Income tax payable	—	—
Total VAT and Other Taxes Payable	$28,871	$136,126